FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Liabilities:
Warrant liability	$ 17,174,038	$ 142,200,500
Recurring | Level 1
Assets:
Marketable securities held in Trust Account	2,070,267,288	2,070,086,006
Recurring | Level 3
Liabilities:
Warrant liability	17,174,038
Public Warrants
Liabilities:
Warrant liability		62,928,000
Public Warrants | Recurring | Level 1
Liabilities:
Warrant liability	461,610,000	62,928,000
Private Placement Warrants
Liabilities:
Warrant liability	533,482,500	79,272,500
Private Placement Warrants | Recurring | Level 3
Liabilities:
Warrant liability	$ 533,482,500	$ 79,272,500